Income taxes (Details) - Schedule of deferred tax assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carry forwards	$ 3,501
Fixed assets	1,126
Accrued compensation	40
Reserves	504
Intangible assets	3,053
Business interest limitation	727
Lease Liabilities	142
Tax Credits	211
Derivative adjustment	1,937
Other	181
Total deferred tax assets before valuation allowance	11,422
Valuation allowance	(11,280)
Total deferred tax assets after valuation allowance	142
Deferred tax liabilities:
Operating lease right of use assets	(142)
Total deferred tax liabilities	(142)
Net deferred tax assets and liabilities